Consolidated statement of cash flows - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow provided by operating activities:
Net profit for the period		$ 2,737,853	$ 15,005,155	$ 12,355,390
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense		2,038,661	4,718,413	8,258,485
Depreciation, depletion and amortization		9,324,538	8,582,783	7,704,850
Foreign exchange income		(346,774)	(40,639)	(372,223)
Finance cost of loans and borrowings		2,384,342	1,894,490	2,399,414
Finance cost of post-employment benefits and abandonment costs		872,987	757,509	668,782
Write off of exploratory assets and dry wells		448,132	340,271	898,924
Loss on disposal of non-current assets		246,317	121,121	75,835
Gain on revaluation of assets in Guajira association	[1]	(1,284,372)	0	0
(Gain) loss on acquisition of participations and interests	[1]	(86,026)	(1,048,924)	12,065
Gain on loss of control		(65,695)	0	0
Impairment loss of short-term assets		34,416	90,441	136,044
Impairment loss of non-current assets		633,156	1,762,437	368,634
(Gain) loss on fair value adjustment of financial assets		(43,948)	18,551	(92,906)
Share of profit of associates and joint ventures		(76,336)	(366,904)	(165,836)
Net gain on the sale of assets held for sale		(5,635)	(2,846)	0
Hedge ineffectiveness		9,779	5,173	35,239
Realized loss (gain) on foreign exchange cash flow hedges		193,374	386,773	(128,404)
Net change in operational assets and liabilities:
Trade and other receivables		678,349	2,381,905	(2,039,161)
Inventories		716,077	(597,552)	(448,135)
Trade and other payables		(2,550,411)	1,389,064	1,355,175
Tax assets and liabilities		(1,256,889)	(1,409,334)	(1,413,915)
Provisions for employee benefits		465,062	(234,629)	(181,060)
Provisions and contingencies		(30,185)	(253,043)	(89,345)
Other assets and liabilities		(392,843)	(492,745)	(218,542)
Cash flows from (used in) operations		14,643,929	33,007,470	29,119,310
Income tax paid		(5,457,225)	(5,295,703)	(6,650,116)
Net cash provided by operating activities		9,186,704	27,711,767	22,469,194
Cash flow used in investing activities:
Investment in property, plant and equipment		(5,032,317)	(4,012,659)	(3,302,929)
Investment in natural and environmental resources		(5,994,462)	(9,798,193)	(5,051,828)
Acquisitions of intangibles		(90,082)	(168,289)	(105,669)
Sales (purchases) of other financial asset, net		2,107,856	3,117,549	(843,612)
Interests received		299,246	481,674	383,624
Dividends received		157,241	189,169	108,991
Proceeds from sales of assets		23,713	154,780	92,620
Net cash used in investment activities		(8,528,805)	(10,035,969)	(8,718,803)
Cash flow used in financing activities:
Proceeds from borrowings		13,805,403	359,876	517,747
Repayment of borrowings		(5,003,885)	(1,596,630)	(9,270,262)
Interest payments		(2,345,683)	(1,766,223)	(2,610,562)
Lease payments		(350,539)	(300,326)	0
Dividends paid		(8,734,351)	(13,867,029)	(4,427,701)
Net cash used in financing activities		(2,629,055)	(17,170,332)	(15,790,778)
Exchange difference in cash and cash equivalents		(22,294)	258,548	406,246
Net (decrease) increase in cash and cash equivalents		(1,993,450)	764,014	(1,634,141)
Cash and cash equivalents at the beginning of the year		7,075,758	6,311,744	7,945,885
Cash and cash equivalent at the end of the year		$ 5,082,308	$ 7,075,758	$ 6,311,744

[1]	Results in the acquisition of La Guajira: Ecopetrol COP$1,284,372 and Hocol COP$86,026. For Ecopetrol it corresponds to the revaluation of the assets that it already had in the Guajira association and for Hocol it corresponds to the Bargain obtained from the acquisition of the 43% stake. (Note 12 - Business combinations).